Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement of Cash Flows [Abstract]
Net income	$ 778,037	$ 3,423,542	$ 3,206,267
Depreciation and amortization	55,243	20,182	8,582
Provision for doubtful accounts	(13,931)	11,474	32,717
Amortization of right-of-use asset	40,286
Provision for credit losses	309,024	305,128	61,277
Imputed interest expense	724,338	762,113	35,812
Loss from disposal of assets	4,082
Changes in assets and liabilities
(Increase) decrease in accounts receivable	8,958	37,809	(25,367)
(Increase) decrease in accounts receivable – related party	1,092,111	(488,494)	(299,062)
(Increase) decrease in inventories	(103,928)	73,001	104,986
(Increase) decrease in loans to related parties	(6,129,775)	(4,982,838)	(37,917)
(Increase) decrease in due from related parties	(185,084)
(Increase) decrease in other current assets	(1,949,313)	10,435	(164,659)
(Increase) decrease in other non-current assets	(553,867)
(Decrease) increase in accrued and other liabilities	507,206	22,843	(15,540)
(Decrease) increase in account payable	14,720	(10,306)
(Decrease) increase in accounts payable – related party	(62,511)	91,841	1,422
(Decrease) increase in taxes payable	23,271	1,474,958	992,328
(Decrease) increase in contract liability	(7,437)	20,370	(4,925)
(Decrease) increase in contract liability – related party	(476,008)	(256,761)	(4,978,756)
(Decrease) increase in operating lease liabilities	(144,998)
(Decrease) increase in deferred income	1,258,439
Net cash generated by (used in) operating activities	(4,811,137)	515,297	(1,082,855)
Cash flows from investing activities
Purchase of fixed assets	(306,576)	(26,778)	(7,087)
Purchase of intangible assets	(3,004)		(15,964)
Acquisition of investment	(1,175,726)
Refund of security deposits		490	12,854
Net cash generated by (used in) investing activities	(1,485,306)	(26,288)	(10,197)
Cash flows from financing activities
Proceeds from owner’s injection of capital	38,916	9,046	224,946
Stock proceeds for cash	12,809,240
Proceeds from (Repayment to) related party		(173,102)	161,191
Net cash provided by (used in) financing activities	12,848,156	(164,056)	386,137
Net increase (decrease) of cash and cash equivalents	6,551,713	324,953	(706,915)
Effect of foreign currency translation on cash and cash equivalents	56,690	(2,675)	(5,314)
Cash, cash equivalents, and restricted cash – beginning of period	764,492	442,214	1,154,443
Cash, cash equivalents, and restricted cash – end of period	7,372,895	764,492	442,214
Supplementary cash flow information:
Interest received	5,734	390	11,895
Interest paid		3,880	1,765
Income taxes paid	$ 295,729